Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

Ordinary shares

The Company was incorporated as a limited liability company on May 31, 2024, under the laws of the Cayman Islands. It is a holding company and does not actively engage in any business. According to its Amended and Restated Memorandum and Articles of Association, the Company is authorized to issue 5,000,000,000 ordinary shares with a par value of USD 0.00001 each.

On May 31, 2024, the date of its incorporation, 1 ordinary share was issued to Quality Corporate Services Ltd. This share was then transferred to Star Blessings Limited. On June 28, 2024, Acco Group Holdings Limited issued additional shares: 924 shares to Star Blessings Limited, 50 shares to Mr. Cheung Po LUI, and 25 shares to Mr. Po TSUI. As a result, the Company was owned by Star Blessings Limited (925 shares), Mr. Cheung Po LUI (50 shares), and Mr. Po TSUI (25 shares).

On June 21, 2024, Starry Prospect Limited, a subsidiary of Acco Group Holdings Limited, acquired all the issued shares of Accolade Consultants Limited and Accolade Corporate Services Limited at the consideration of HKD6,531,673 (USD837,934) and HKD8,768,765 (USD1,124,201), respectively. On the same day, Starry Prospect Limited also acquired all the issued shares of Accolade IP (SG) Pte. Ltd at the consideration of S$121,954 (USD90,457). As a result, all three companies became indirect wholly-owned subsidiaries of Acco Group Holdings Limited.

On August 8, 2024, the shareholders of Acco Group Holdings Limited, including Star Blessings Limited, Mr. Cheung Po LUI, and Mr. Po TSUI, approved a share subdivision. This subdivision split each issued and unissued share with a par value of USD 1 into 100,000 shares with a par value of USD 0.00001. Following the subdivision, the authorized share capital of the Company became USD 50,000, divided into 5,000,000,000 Ordinary Shares. The Company then had 100,000,000 issued and outstanding shares, with 92,500,000 shares held by Star Blessings Limited, 5,000,000 shares by Mr. Cheung Po LUI, and 2,500,000 shares by Mr. Po TSUI.

On August 16, 2024, Star Blessings Limited transferred 4,900,000 shares to Forever Peak Holdings Limited and 4,500,000 shares to River Wise Holdings Limited. Following these transfers, the ownership structure of the Company was as follows: Star Blessings Limited held 83,100,000 shares, Mr. Cheung Po LUI held 5,000,000 shares, Forever Peak Holdings Limited held 4,900,000 shares, River Wise Holdings Limited held 4,500,000 shares, and Mr. Po TSUI held 2,500,000 shares.

On July 11, 2025, the Company’s shareholders approved a one (1) for eight (8) reverse share split of its issued and unissued shares (the “Reverse Share Split”). Following the Reverse Share Split, our then existing 5,000,000,000 ordinary shares issued and unissued with a par value of USD 0.00001 each were divided into a total of 625,000,000 Ordinary Shares issued and unissued with a par value of USD 0.00008 each. The then existing 100,000,000 ordinary shares issued and outstanding were divided into 12,500,000 Ordinary Shares issued and outstanding, of which 10,387,500, 625,000, 612,500, 562,500 and 312,500 Ordinary Shares are held by Star Blessings Limited, Mr. Cheung Po LUI, Forever Peak Holdings Limited, River Wise Holdings Limited and Mr. Po TSUI, respectively. On July 11, 2025, the Company adopted the second amended and restated memorandum and articles of association.

The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company has 625,000,000 authorized shares, par value of USD 0.00008, of which 12,500,000 were issued and outstanding as of June 30, 2025 and 2024.

The Company only has one single class of ordinary shares that are accounted for as permanent equity.